Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 13	Short-Term Borrowings
Short-term borrowings at December 31 consisted of the following:

(Dollars in Millions)	2022		2021
Federal funds purchased	$226		$628
Securities sold under agreements to repurchase	1,431		1,575
Commercial paper	8,145		6,026
Other short-term borrowings	21,414	(a)	3,567

Total	$31,216		$11,796
(a)	Balance primarily includes short-term FHLB advances.